Note 18 - Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
New Castle Country Club [Member]
Notes Tables
Asset Acquisition [Table Text Block]
Assets acquired:
Building and land	$854
Operating lease right-of-use assets	126
Prepaid real estate taxes	23
Total assets acquired:	1,003
Liabilities assumed:
Commercial mortgage	653
Demand line of credit	134
Obligations under operating leases	126
Total liabilities assumed	913
Total consideration	$90

Boardman Tennis Center [Member]
Notes Tables
Asset Acquisition [Table Text Block]
Assets acquired:
Building and land	$1,302
Total assets acquired:	1,302
Liabilities assumed:
Accrued liabilities	33
Total liabilities assumed	33
Total consideration	$1,269